Leases - Types of lease assets under operating leases (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2019	Mar. 31, 2018
Operating Lease [Line Items]
Cost		¥ 57,901	¥ 28,042
Accumulated depreciation		(1,808)	(1,711)
Net carrying amount		56,093	26,331
Real estate [Member]
Operating Lease [Line Items]
Cost	[1]	2,771	3,053
Accumulated depreciation	[1]	(1,498)	(1,657)
Net carrying amount	[1]	1,273	1,396
Aircraft [Member]
Operating Lease [Line Items]
Cost		55,130	24,989
Accumulated depreciation		(310)	(54)
Net carrying amount		¥ 54,820	¥ 24,935

[1]	Cost, accumulated depreciation and net carrying amounts include amounts relating to real estate space utilized by Nomura.